Average Annual Total Returns	18 Months Ended
Jun. 30, 2011
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	9.53%
Since Inception	6.81%
Inception Date	Jan. 26, 2006
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.44%
Since Inception	6.41%
Inception Date	Feb. 02, 2006
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	4.03%
Since Inception	5.22%
Inception Date	Mar. 30, 2007
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.58%
Five Years	5.86%
Ten Years	5.71%
Inception Date	Sep. 18, 1995
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.60%
Five Years	5.86%
Ten Years	5.71%
Inception Date	Sep. 18, 1995
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	7.88%
Since Inception	5.03%
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	8.34%
Since Inception	4.39%
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Signal Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	3.11%
Since Inception	3.97%
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.17%
Five Years	4.17%
Ten Years	3.87%
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.28%
Since Inception	4.78%
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.91%
Since Inception	4.29%
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Signal Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	2.67%
Since Inception	3.73%
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	4.33%
Five Years	4.01%
Ten Years	3.78%
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.54%
Five Years	5.80%
Ten Years	5.84%
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Plus Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.54%
Five Years	5.80%
Ten Years	5.84%
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Signal Shares | Barclays Capital U.S. 1-5 Year Gov Credit Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	4.08%
Since Inception	5.18%
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares | Barclays Capital U.S. 5-10 Year Gov Credit Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	9.42%
Since Inception	6.61%
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares | Barclays Capital U.S. Long Gov Credit Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.16%
Since Inception	6.23%
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares | Barclays Capital U.S. Aggregate Float Adjusted Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.58%
Five Years	none
Ten Years	none
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Plus Shares | Barclays Capital U.S. Aggregate Float Adjusted Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.58%
Five Years	none
Ten Years	none
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Signal Shares | Barclays Capital U.S. 1-5 Year Gov Credit Float Adjusted Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	4.08%
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares | Barclays Capital U.S. 5-10 Year Gov Credit Float Adjusted Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	9.44%
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares | Barclays Capital U.S. Long Gov Credit Float Adjusted Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.16%
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares | Spliced Barclays Capital U.S. Aggregate Float Adjusted Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.58%
Five Years	5.81%
Ten Years	5.84%
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Plus Shares | Spliced Barclays Capital U.S. Aggregate Float Adjusted Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.58%
Five Years	5.81%
Ten Years	5.84%
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Signal Shares | Spliced Barclays Capital U.S. 1-5 Year Gov Credit Float Adjusted Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	4.08%
Since Inception	5.19%
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares | Spliced Barclays Capital U.S. 5-10 Year Gov Credit Float Adjusted Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	9.44%
Since Inception	6.62%
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares | Spliced Barclays Capital U.S. Long Gov Credit Float Adjusted Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.16%
Since Inception	6.24%